Basis of Presentation (Details Textual) - USD ($)			3 Months Ended	5 Months Ended
	Nov. 04, 2016	Aug. 11, 2016	Nov. 04, 2016	Dec. 31, 2016	Jun. 30, 2017
Proceeds from Contributions from Parent		$ 735,099	$ 735,099	$ 735,099
Integrated Surgical Systems, Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	12,517,152
Business Acquisition, Share Price	$ 0.01		$ 0.01
Business Acquisition, Percentage of Voting Interests Acquired	56.70%		56.70%	56.70%	56.70%
Business Acquisition Equity Interest Issued Or Issuable Percentage Assigned	53.50%		53.50%